Cover Page	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Entity Interactive Data Current	Yes
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Registrant Name	YPF Sociedad Anónima
Entity Central Index Key	0000904851
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	393,312,793
Document Annual Report	true
ICFR Auditor Attestation Flag	true
Auditor Name	Deloitte & Co. S.A
Auditor Firm ID	1088
Auditor Location	City of Buenos Aires, Argentina
Document Accounting Standard	International Financial Reporting Standards
Entity File Number	1-12102
Entity Address, Address Line One	Macacha Güemes 515
Entity Address, Postal Zip Code	C1106BKK
Entity Address, City or Town	Ciudad Autónoma de Buenos Aires
Entity Address, Country	AR
Entity Incorporation, State or Country Code	C1
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Paula Dutto
City Area Code	011-54-11
Local Phone Number	5441-0000
Entity Address, Address Line One	Macacha Güemes 515
Entity Address, Postal Zip Code	C1106BKK
Entity Address, City or Town	Ciudad Autónoma de Buenos Aires
Entity Address, Country	AR
Class A shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	3,764
Class B shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	7,624
Class C shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	40,422
Class D shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	393,260,983
Title of 12(b) Security	Class D shares
Security Exchange Name	NYSE
No Trading Symbol Flag	true
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	YPF
Title of 12(b) Security	American Depositary Shares, each representing one Class D share, par value 10 pesos per share
Security Exchange Name	NYSE